SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 9,610,169	$ 8,401,777
Less: accumulated depreciation	(3,725,919)	(4,047,571)
Property, plant and equipment, net	5,884,250	4,354,206
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,003,778	1,265,243
Leasehold Properties [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,183,737
Land [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	2,695,340	2,794,950
Building [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	2,586,399	2,681,984
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	342,084	350,335
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	1,726,566	1,234,330
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 72,265	$ 74,935